PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year	Rp 9,717	Rp 10,816
Service costs	504	353
Interest income	607	696
Employer's contributions	(719)	(226)
Pension benefit obligations at end of year	Rp 8,509	Rp 9,717